UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Bond Fund

8.31.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 54.61%					$545,797,446
(Cost $550,179,682)

Airlines 0.34%					3,422,257

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545	02-02-19	A-	976	987,138
Pass Thru Ctf Ser 2000-2 Class B	8.307	04-02-18	BB-	1,302	1,294,195
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	BB-	1,151	1,140,344
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	5,800	580

Asset Management & Custody Banks 0.39%					3,925,588

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (L)(S)	5.260	12-29-49	AA	4,050	3,925,588

Broadcasting & Cable TV 1.28%					12,764,673

Clear Channel Communications, Inc.,
Note (L)	5.500	09-15-14	BBB-	1,900	1,757,855
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	1,860	1,843,825
Cox Communications, Inc.,
Note	7.125	10-01-12	BBB-	2,295	2,427,965
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	2,040	2,144,550
TCI Communications, Inc.,
Deb	9.800	02-01-12	BBB	1,990	2,343,878
XM Satellite Radio Holdings, Inc.,
Sr Note (S)	9.750	05-01-14	CCC	2,390	2,246,600

Building Products 0.14%					1,358,293

Hanson Plc,
Note	6.125	08-15-16	BBB+	1,345	1,358,293

Casinos & Gaming 1.37%					13,696,275

Caesars Entertainment, Inc.,
Sr Note	7.000	04-15-13	BBB-	2,225	2,296,732
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	570	575,700
Jacobs Entertainment, Inc.,
Sr Note (S)	9.750	06-15-14	B-	1,235	1,233,456
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,655	1,646,725
Majestic Star Casino, LLC/Cap II,
Sr Note	9.750	01-15-11	CCC+	2,060	2,013,650
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	1,250	1,204,188

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08-15-14	B+	1,050	1,023,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,676,744
Sr Sub Note (S)	9.000	06-01-12	B-	420	423,150
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	690	729,675
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB-	828	872,505

Commercial Printing 0.08%					752,000

Quebecor World Capital Corp.,
Sr Note (Canada) (L)(S)	8.750	03-15-16	BB-	800	752,000

Commodity Chemicals 0.24%					2,366,400

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	2,320	2,366,400

Construction Materials 0.33%					3,299,401

Duke Capital LLC,
Sr Note	6.250	02-15-13	BBB	3,255	3,299,401

Construction-Farm Machinery-Heavy 0.21%					2,130,999

Caterpillar Inc.,
Sr Deb	6.050	08-15-36	A	2,070	2,130,999

Consumer Finance 1.35%					13,475,286

American General Finance Corp.,
Med Term Note Ser I	4.875	07-15-12	A+	3,250	3,141,733
GMAC LLC,
Note (L)	6.750	12-01-14	BB	2,175	2,085,144
Household Finance Corp.,
Note	6.375	10-15-11	A	1,725	1,794,938
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11-30-35	BBB+	2,500	2,478,723
HSBC Finance Corp.,
Sr Note	6.750	05-15-11	A	3,765	3,974,748

Department Stores 0.15%					1,501,857

J.C. Penney Co., Inc.,
Deb	8.125	04-01-27	BBB-	1,455	1,501,857

Diversified Banks 1.69%					16,852,267

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	4,100	4,275,451
BNP Paribas Capital Trust,
Sub Bond (9.003% to 10-27-10 then
variable) (S)	9.003	12-29-49	A+	2,560	2,877,688
Chuo Mitsui Trust & Banking Co., Ltd,
Perpetual Sub Note (5.506% to 4-15-15 then
variable) (Japan) (S)	5.506	12-15-49	Baa2	2,530	2,409,112

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

HBOS Plc,
Perpetual Bond (6.413% to 10-1-35 then
variable) (United Kingdom) (S)	6.413	09-29-49	A	3,410	3,244,271
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 9-30-31 then
variable) (United Kingdom)	7.648	08-29-49	A	3,570	4,045,745

Diversified Financial Services 2.09%					20,862,330

American Express Co.,
Note (L)	6.800	09-01-66	A	2,125	2,207,469
CIT Group, Inc.,
Sr Note	5.600	04-27-11	A	2,515	2,530,601
Ford Motor Credit Co.,
Sr Note (S)	9.750	09-15-10	B+	3,237	3,350,635
Sr Note	9.875	08-10-11	B+	1,135	1,185,850
Nissan Motor Acceptance Corp.,
Sr Note (S)	5.625	03-14-11	BBB+	2,625	2,625,958
Siemens Financierings NV,
Note (Netherlands) (S)	6.125	08-17-26	AA-	4,065	4,153,003
St. George Funding Co.,
Perpetual Bond (8.485% to 6-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	4,555	4,808,814

Diversified Metals & Mining 0.33%					3,289,781

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	10.125	02-01-10	B+	2,000	2,127,000
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB	1,185	1,162,781

Electric Utilities 5.03%					50,230,460

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	3,617	3,979,203
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	3,919	4,420,123
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	6,047	6,933,127
East Coast Power LLC,
Sr Sec Note Ser B	7.066	03-31-12	BBB-	3,062	3,170,634
Empresa Electrica Guacolda SA,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	1,872	2,060,689
Entergy Gulf States, Inc.,
1st Mtg Note	5.700	06-01-15	BBB+	1,240	1,200,755
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	A-	2,655	2,793,474
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,357	1,427,638
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	2,980	3,196,050
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,671,474
National Grid Plc,
Note (United Kingdom)	6.300	08-01-16	A-	1,775	1,819,393

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Nevada Power Co.,
Mtg Backed Note (S)	6.500	05-15-18	BB	2,215	2,265,544
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	210	239,610
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	3,117	3,039,188
Texas-New Mexico Power Co.,
Sr Note	6.125	06-01-08	BBB	3,250	3,262,948
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	2,640	2,605,698
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	4,974	5,144,912

Electrical Components & Equipment 0.60%					6,015,506

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	2,425	2,478,491
Dominion Resources, Inc.,
Jr Sub Note (7.500% to 6-30-16 then
variable)	7.500	06-30-66	BB+	3,425	3,537,015

Food Distributors 0.22%					2,196,914

Tyson Foods, Inc.,
Sr Note	6.600	04-01-16	BBB	2,165	2,196,914

Food Retail 0.18%					1,801,752

Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,540	1,801,752

Gas Utilities 0.37%					3,696,460

Energy Transfer Partners LP,
Gtd Sr Note (L)	5.950	02-01-15	Baa3	2,790	2,775,260
KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	BB+	940	921,200

Health Care Equipment 0.27%					2,742,975

Boston Scientific Corp.,
Sr Note (L)	6.400	06-15-16	BBB+	2,710	2,742,975

Health Care Facilities 0.19%					1,876,526

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	1,870	1,876,526

Health Care Services 0.80%					8,041,420

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	1,820	1,692,600
Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	1,335	1,336,465
Health Management Associates, Inc.,
Sr Sub Note	6.125	04-15-16	A-	3,390	3,234,806
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	1,745	1,777,549

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Hotels, Resorts & Cruise Lines 0.16%					1,585,680

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,575	1,585,680

Industrial Conglomerates 0.52%					5,242,027

General Electric Co.,
Note	5.000	02-01-13	AAA	5,340	5,242,027

Industrial Machinery 0.52%					5,194,781

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	2,765	2,917,692
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	2,266	2,277,089

Integrated Oil & Gas 0.22%					2,218,850

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,990	2,218,850

Integrated Telecommunication Services 0.76%					7,633,403

AT&T Corp.,
Gtd Sr Note	8.000	11-15-31	A	3,245	3,876,886
Intelsat Subsidiary Holding Co., Ltd.,
Gtd Floating Rate Sr Note (Bermuda) (P)	10.484	01-15-12	B+	1,000	1,015,000
Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB+	2,715	2,741,517

Investment Banking & Brokerage 0.63%					6,280,445

Merrill Lynch & Co., Inc.,
Sub Note	6.050	05-16-16	A	2,500	2,576,045
Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	3,500	3,704,400

Leisure Facilities 0.36%					3,625,463

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,450	1,446,375
HRP Myrtle Beach Operations LLC,
Floating Rate Sr Sec Note (P)(S)	9.818	04-01-12	B	1,075	1,069,625
TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B-	1,135	1,109,463

Life & Health Insurance 0.41%					4,121,094

AmerUs Group Co.,
Sr Note	6.583	05-16-11	Baa3	1,870	1,902,370
Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	2,205	2,218,724

Managed Health Care 0.16%					1,608,038

HealthSouth Corp.
Sr Note (P)(S)	11.418	06-15-14	CCC+	1,565	1,608,038

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Marine 0.26%					2,636,550

CMA CGM SA,
Sr Note (France) (S)	7.250	02-01-13	BB+	2,790	2,636,550

Meat, Poultry & Fish 0.28%					2,776,000

ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08 then
11.500%) (L)(O)	Zero	11-01-11	B-	3,200	2,776,000

Metal & Glass Containers 0.20%					1,995,000

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,900	1,995,000

Multi-Line Insurance 0.84%					8,343,059

American International Group,
Note	5.050	10-01-15	AA	2,750	2,659,555
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,550	1,569,425
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	1,345	1,389,147
Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	2,580	2,724,932

Multi-Media 0.58%					5,745,192

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB-	3,000	3,506,136
Time Warner Entertainment Co., LP,
Sr Deb	8.375	03-15-23	BBB+	1,990	2,239,056

Multi-Utilities 0.59%					5,913,294

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,390	2,354,150
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BB+	1,043	1,100,989
Sr Sec Bond Ser F	7.475	11-30-18	BB+	2,349	2,458,155

Oil & Gas Drilling 0.14%					1,400,460

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	1,438	1,400,460

Oil & Gas Refining & Marketing 0.57%					5,636,944

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BB+	4,265	4,353,571
Premcor Refining Group, Inc., (The),
Sr Note	9.500	02-01-13	BBB-	1,175	1,283,373

Oil & Gas Storage & Transportation 0.18%					1,827,563

Markwest Energy Partners LP,
Sr Note (S)	8.500	07-15-16	B	1,805	1,827,563

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Packaged Foods & Meats 0.11%					1,145,804

General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,145,804

Paper Packaging 0.19%					1,904,844

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,825	1,904,844

Paper Products 0.51%					5,067,661

Abitibi-Consolidated, Inc.,
Note (Canada)	6.000	06-20-13	B+	1,369	1,129,425
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	1,910	1,878,586
Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	2,070	2,059,650

Pharmaceuticals 0.25%					2,488,361

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	2,300	2,488,361

Property & Casualty Insurance 0.48%					4,791,896

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	2,290	2,331,502
Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	2,330	2,460,394

Real Estate Management & Development 0.82%					8,226,948

Equity One, Inc.,
Sr Note	6.250	01-15-17	BBB-	1,760	1,786,499
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	2,515	2,730,933
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	1,525	1,521,779
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 9-30-07
then variable) (S)	7.640	12-29-49	A	2,140	2,187,737

Regional Banks 1.04%					10,387,343

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700	12-31-26	A	1,060	1,105,028
Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B (G)	8.900	12-01-27	A3	2,380	2,547,742
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	3,030	3,181,530
State Street Institutional Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,180	1,232,732
Wachovia Capital Trust II,
Gtd Floating Rate Cap Security (P)	6.007	01-15-27	A-	2,420	2,320,311

Soft Drinks 0.14%					1,382,880

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,340	1,382,880

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Specialized Finance 1.74%					17,338,841

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,640	3,969,165
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.205	02-15-12	Baa2	2,660	2,640,042
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	1,330	1,250,200
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,700	3,830,196
Humpuss Funding Corp.,
Gtd Note (S)	7.720	12-15-09	B2	679	672,270
Specialty Underwriting & Residential Finance
Trust,
Mtg Pass Thru Ctf Ser 2003 BC4 Class A3B	4.788	11-25-34	AAA	3,001	2,971,468
UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B-	1,910	2,005,500

Specialty Chemicals 0.15%					1,523,381

Nova Chemicals Ltd.,
Note (Canada)	7.875	09-15-25	BB+	1,695	1,523,381

Steel 0.24%					2,435,400

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	2,460	2,435,400

Thrifts & Mortgage Finance 21.61%					215,988,811

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4 Class A5A	4.933	07-10-45	AAA	1,595	1,535,302
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)	5.354	09-10-47	AAA	3,490	3,438,088
Mtg Pass Thru Ctf Ser 2006-3 Class A4	5.889	07-10-44	AAA	5,260	5,420,006
Mtg Pass Thru Ctf Ser 2006-2 Class A3 (P)	5.902	05-10-45	AAA	9,335	9,519,981
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)	5.900	03-20-36	AAA	4,121	4,137,117
Mtg Pass Thru Ctf Ser 2006-D Class 6B1 (P)	5.979	05-20-36	AA+	2,119	2,116,542
Bank of America Commercial Mortgage Inc.,
Mtg Pass Thru Ctf Ser 2006-4 Class A3A	5.600	08-10-13	AAA	4,845	4,845,757
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.330	04-25-35	AA+	1,262	1,246,678
Mtg Pass Thru Ctf Ser 2006-1 Class 23A1 (P)	5.645	02-25-36	AAA	4,416	4,406,893
Mtg Pass Thru Ctf Ser 2006-3 Class 34A1 (P)	6.220	05-25-36	AAA	4,810	4,857,141
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8 Class A2	4.830	08-15-38	AAA	5,960	5,801,092
Mtg Pass Thru Ctf Ser 2005-T20 Class A4A (P)	5.303	10-12-42	Aaa	1,640	1,613,428
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	4,643	4,510,619
Citigroup Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4 Class A3 (P)	5.911	03-15-49	Aaa	3,950	4,045,507
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1 Class A4
(L)(P)	5.400	07-15-44	AAA	2,470	2,440,301

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Mtg Pass Thru Ctf Ser 2005-CD1 Class C (P)	5.400	07-15-44	AA	1,030	1,009,931
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	2,921	2,845,452
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A (P)	5.887	12-25-35	AAA	4,307	4,316,228
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7 Class A3	5.707	06-10-46	AAA	3,775	3,853,911
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	574	589,883
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	3,598	3,578,086
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	2,877	2,783,935
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	2,225	2,240,803
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	6,846	6,895,907
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class A2 (S)	5.779	06-20-31	AAA	1,535	1,552,795
Mtg Pass Thru Ctf Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	855	870,386
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.233	12-25-34	AA	1,422	1,404,507
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.239	05-25-36	AA	1,329	1,341,721
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,925	1,898,695
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,871,461
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	3,387	3,417,289
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1 (P)	5.653	04-19-36	AAA	2,950	2,945,826
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2003-C2 Class A-2	4.022	01-05-36	AAA	2,410	2,340,122
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	5,150	5,121,163
Mtg Pass Thru Ctf Ser 2006-GG7 Class A4 (P)	6.110	07-10-38	AAA	5,030	5,219,551
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.572	08-25-34	AA	3,205	3,143,308
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1 (P)	5.419	01-25-36	AAA	7,244	7,178,370
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	2,178	2,159,529
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.399	05-25-35	AA	2,355	2,318,866
Mtg Pass Thru Ctf Ser 2006-AR19 Class 1B1
(P)	6.448	08-25-36	AA	1,787	1,787,435
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	3,995	3,851,999
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	2,126	2,060,367
Mtg Pass Thru Ctf Ser 2006-LDP7 Class A4 (P)	6.066	04-15-45	AAA	3,345	3,462,813
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	4,122	4,188,464
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	4,459	4,411,438
LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4 Class A4 (P)	6.098	06-15-38	AAA	3,950	4,098,104
Master Adjustable Rate Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2 Class 4A1 (P)	4.989	02-25-36	AAA	5,402	5,328,810
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1 Class A6 (P)	5.417	11-12-37	AAA	3,685	3,643,312

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Merrill Lynch/Countrywide Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2006-2 Class A4 (P)	6.105	06-12-46	AAA	5,535	5,736,670
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4 (P)	5.375	11-14-42	AAA	3,765	3,713,789
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	5,270	5,178,510
Mtg Pass Thru Ctf Ser 2006-T23 Class A4	5.983	08-12-41	AAA	3,085	3,179,306
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1 Class CB1	6.540	06-25-36	AA	1,615	1,649,071
Mtg Pass Thru Ctf Ser 2006-AF2 Class 4A	6.738	08-25-36	AAA	3,994	4,051,509
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.364	05-25-35	AA	1,617	1,563,189
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499	08-25-35	AAA	2,080	2,045,468
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08-25-35	AAA	2,365	2,315,329
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.990	12-25-35	AAA	4,131	4,180,197
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	5,081	5,120,980
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class A (S)	5.369	11-15-35	Aaa	1,310	1,308,272
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	1,300	1,302,183
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	750	755,926
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	808,502
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	3,840	4,025,787
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	2,498	2,515,099
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	2,949	2,874,105

Tobacco 0.17%					1,695,274

Reynolds American, Inc.,
Sr Sec Note (S)	7.250	06-01-13	BB	1,655	1,695,274

Utilities Other 0.24%					2,409,559

Magellan Midstream Partners LP,
Note	6.450	06-01-14	BBB	2,335	2,409,559

Wireless Telecommunication Service 1.89%					18,927,180

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,860	1,830,701
AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,630	1,824,974
Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,805	1,744,081
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A (L)	4.643	06-15-35	Aaa	2,050	2,004,157
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	2,460	2,452,085
Embarq Corp.,
Sr Note	7.082	06-01-16	BBB-	2,405	2,453,913

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Nextel Partners, Inc.,
Sr Note	8.125	07-01-11	BB-	2,820	2,961,000
Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	B+	1,435	1,499,575
Telecom Italia Capital,
Sr Gtd Note (Luxembourg)	7.200	07-18-36	BBB+	2,065	2,156,694

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.18%					$1,832,095
(Cost $1,886,000)

Agricultural Products 0.18%					1,832,095

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	23,000	1,832,095

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 44.18%					$441,481,756
(Cost $443,611,895)

Government U.S. 9.65%					96,418,634

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	25,545	31,528,124
Bond (L)	5.375	02-15-31	AAA	4,285	4,558,837
Bond (L)	4.500	02-15-36	AAA	8,065	7,590,552
Note (L)	5.125	05-15-16	AAA	9,300	9,564,101
Note	4.875	08-15-16	AAA	7,650	7,736,659
Note	4.625	08-31-11	AAA	29,660	29,569,626
Note (L)	4.250	11-15-13	AAA	6,045	5,870,735

Government U.S. Agency 34.53%					345,063,122

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	55	57,748
30 Yr Adj Rate Pass Thru Ctf (P)	5.281	12-01-35	AAA	9,144	8,939,779
30 Yr Adj Rate Pass Thru Ctf (P)	5.161	11-01-35	AAA	9,297	9,075,241
30 Yr Pass Thru Ctf	6.000	01-01-36	AAA	21,932	21,968,394
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	10,397	9,973,430
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,199	1,150,509
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,785	2,817,446
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,314	1,260,469
CMO REMIC 3153-NE	5.500	05-15-34	AAA	5,160	5,035,738
CMO REMIC 3154-PM	5.500	05-15-34	AAA	4,435	4,328,197
CMO REMIC 3184-PD (M)	5.500	07-15-34	AAA	15,145	14,869,681
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	485	522,677
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	43	43,461
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	123	124,812
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	614	630,231
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	156	160,066
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,548	1,542,730
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	10,902	10,866,260
15 Yr Pass Thru Ctf	5.000	05-01-18	AAA	7,218	7,087,897

John Hancock Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	9,440	9,244,482
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	7,276	7,135,897
15 Yr Pass Thru Ctf	4.500	10-01-18	AAA	3,080	2,967,221
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	39,426	40,027,836
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	707	709,279
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	9,944	9,957,200
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	477	477,335
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	3,438	3,441,657
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	20,051	20,072,668
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	41,535	41,579,563
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	30,437	29,966,551
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	14,309	14,047,269
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	16,677	16,374,527
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	2,443	2,340,928
30 Yr Pass Thru Ctf	5.000	03-01-36	AAA	5,475	5,244,684
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	1,066	1,015,716
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	2,965	2,621,519
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	2,924	2,652,614
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	2,418	2,183,528
CMO REMIC 2006-57-PD (M)	5.500	01-25-35	AAA	5,985	5,841,103
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	4,520	4,410,813
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	6,475	6,308,322
CMO REMIC 2006-67-PD (M)	5.500	12-25-34	AAA	4,875	4,757,325
Note	5.750	05-01-13	AAA	5,140	5,153,071
Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,172,765
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	24	26,710
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	29	31,678
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,661
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	37	40,480
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	9	9,836
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	46	50,478
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	21	23,549
CMO Remic 2003-42-XA	3.750	05-16-33	AAA	762	709,091

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 1.03%			$10,273,000
(Cost $10,273,000)

Joint Repurchase Agreement 1.03%			10,273,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. — Dated
8-31-06, due 9-1-06 (Secured by U.S. Treasury
Inflation Indexed Note 2.000%, due 1-15-16)	5.240	10,273	10,273,000

Total investments 100.00%			$999,384,297

John Hancock Bond Fund Footnotes to Schedule of Investments August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of August 31, 2006.

(M) A portion of these securities having an aggregate value of $14,653,349, or 1.47% of the Fund's total investments, have been purchased as a forward commitments—that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $15,014,289 of Federal National Mortgage Association, 5.500%, 5-1-35, has been segregated to cover the forward commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $101,631,135 or 10.17% of the Fund's total investments as of August 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $1,005,950,577. Gross unrealized appreciation and depreciation of investments aggregated $11,551,349 and $18,117,629, respectively, resulting in net unrealized depreciation of $6,566,280.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/06
10/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2006